MGI FUNDS™

SUPPLEMENT TO
THE CLASS S SHARES AND CLASS Y SHARES PROSPECTUSES
DATED JULY 31, 2009

The date of this Supplement is July 31, 2009.

The MGI Funds Board of Trustees has approved certain amendments to an investment policy of each of the MGI US Large Cap Growth Equity Fund (the “Large Cap Growth Fund”) and the MGI US Large Cap Value Equity Fund (the “Large Cap Value Fund”) related to the definition of “large capitalization U.S. companies.” The amendments will become effective on August 9, 2009. Until August 9, 2009, certain language in the prospectuses of the Class S Shares (the “Class S Shares Prospectus”) and of the Class Y-1, Y-2, and Y-3 Shares (the “Class Y Shares Prospectus”) of MGI Funds, dated July 31, 2009, is modified, as indicated below:

     1. With respect to the Large Cap Growth Fund, in the section of the Prospectuses entitled “Investment Objectives and Principal Investment Strategies” (on page 2 of each of the Class Y Shares Prospectus and the Class S Shares Prospectus), the language in the first bullet point of the table is deleted and replaced with the following:

Invests principally in equity securities issued by large capitalization U.S. companies; “large capitalization U.S. companies” are companies with market capitalizations greater than $5 billion at the time of purchase.

     2. With respect to the Large Cap Value Fund, in the section of the Prospectuses entitled “Investment Objectives and Principal Investment Strategies” (on page 2 of each of the Class Y Shares Prospectus and the Class S Shares Prospectus), the language in the first bullet point of the table is deleted and replaced with the following:

Invests principally in equity securities issued by large capitalization U.S. companies; “large capitalization U.S. companies” are companies with market capitalizations greater than $5 billion at the time of purchase.

     3. With respect to the Large Cap Growth Fund, in the section of the Prospectuses entitled “Principal Investment Strategies of the Fund” (on page 29 of the Class Y Shares Prospectus and page 28 of the Class S Shares Prospectus), the third sentence in the first paragraph and the first sentence in the second paragraph are deleted and replaced with the following sentences, respectively:

For purposes of this investment policy, the Fund considers “large capitalization U.S. companies” to be U.S. companies with market capitalizations greater than $5 billion at the time of purchase.

As discussed above, the Fund invests primarily in companies with market capitalizations that exceed $5 billion at the time of purchase.

     4. With respect to the Large Cap Value Fund, in the section of the Prospectuses entitled “Principal Investment Strategies of the Fund” (on page 33 of the Class Y Shares Prospectus and page 32 of the Class S Shares Prospectus), the third sentence in the first paragraph is and the first sentence in the second paragraph are deleted and replaced with the following sentences, respectively:

For purposes of this investment policy, the Fund considers “large capitalization U.S. companies” to be U.S. companies with market capitalizations greater than $5 billion at the time of purchase.

As discussed above, the Fund invests primarily in companies with market capitalizations that exceed $5 billion at the time of purchase.

     THIS SUPPLEMENT SHOULD BE READ AND RETAINED
IN CONNECTION WITH THE MGI FUNDS’ PROSPECTUSES